GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	¥ 461,686		¥ 444,412
Goodwill acquired	30,751		0
Impairment losses	0		0
Foreign exchange effect	(16,705)		17,274
Ending Balance	¥ 475,732	$ 73,119	¥ 461,686